Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net book value	$ 15,203	¥ 105,839
Land
Land use right	14,509	101,007	¥ 101,007
Less: Accumulated amortization	(321)	(2,233)	(171)
Net book value	$ 14,188	¥ 98,774	¥ 100,836